Cover	Dec. 01, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 01, 2021
Entity File Number	001-40079
Entity Registrant Name	CF ACQUISITION CORP. VI
Entity Central Index Key	0001830081
Entity Tax Identification Number	85-1087461
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	110 East 59thStreet
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	938-5000
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one-fourth of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-fourth of one redeemable warrant
Trading Symbol	CFVIU
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	CFVI
Redeemable warrants, exercisable for Class A common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, exercisable for Class A common stock at an exercise price of $11.50 per share
Trading Symbol	CFVIW